Risk and Capital Management - Schedule of Position of Accounts Subject to Interest Rate Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial assets	R$ 2,880,511	R$ 2,673,301
Total	2,042,788	1,912,804
Interbank deposits	66,195	66,931
Securities purchased under agreements to resell	280,595	243,220
Loan and lease operations	1,083,798	1,025,493
Financial assets at fair value through other comprehensive income	132,473	106,303
At fair value through profit or loss	705,250	654,194
Derivatives	73,384	92,439
Other financial assets	164,029	136,713
Financial liabilities	2,424,121	2,239,979
Deposits	1,114,482	1,054,741
Securities sold under repurchase agreements	434,607	388,787
Interbank market funds	406,170	372,294
Derivatives	69,760	85,413
Structured notes	57	318
Other financial liabilities	241,448	192,407
Interest rates
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial assets	2,742,067	2,558,504
Financial assets at fair value through other comprehensive income	132,473	106,303
Financial liabilities	2,185,738	2,046,643
Interest rates | At amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	2,114,292	1,960,368
Deposits	1,114,482	1,054,741
Securities sold under repurchase agreements	434,607	388,787
Interbank market funds	406,170	372,294
Institutional market funds	154,194	140,547
Other financial liabilities	4,839	3,999
Interest rates | At fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At fair value through profit or loss	71,446	86,275
Interest rates | Financial liabilities at fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	69,760	85,413
Structured notes	57	318
Other financial liabilities	1,629	544
Difference assets / liabilities	556,329	511,861
Interest rates | Financial assets at amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	1,904,344	1,798,007
Central Bank of Brazil deposits	146,283	138,518
Interbank deposits	66,195	66,925
Securities purchased under agreements to resell	280,595	243,219
Securities	327,473	323,852
Loan and lease operations	1,083,798	1,025,493
Interest rates | Financial assets at fair value through other comprehensive income
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities	628,774	560,143
At fair value through profit or loss	705,250	654,194
Derivatives	73,384	92,439
Other financial assets	3,092	1,612
0-30
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deposits	1,011,751	894,482
0-30 | Interest rates
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial assets	559,569	617,119
Financial assets at fair value through other comprehensive income	7,532	17,377
Financial liabilities	746,216	777,435
Cumulative difference	R$ (186,647)	R$ (160,316)
Ratio of cumulative difference to total interest-bearing assets	(6.80%)	(6.30%)
0-30 | Interest rates | At amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	R$ 734,808	R$ 766,631
Deposits	378,615	382,252
Securities sold under repurchase agreements	329,271	322,797
Interbank market funds	25,455	56,173
Institutional market funds	908	5,005
Other financial liabilities	559	404
0-30 | Interest rates | At fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At fair value through profit or loss	11,408	10,804
0-30 | Interest rates | Financial liabilities at fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	11,408	10,775
Other financial liabilities	0	29
Difference assets / liabilities	(186,647)	(160,316)
0-30 | Interest rates | Financial assets at amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	534,045	533,678
Central Bank of Brazil deposits	146,283	138,518
Interbank deposits	42,901	33,082
Securities purchased under agreements to resell	179,964	201,082
Securities	9,610	12,910
Loan and lease operations	155,287	148,086
0-30 | Interest rates | Financial assets at fair value through other comprehensive income
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities	6,661	50,816
At fair value through profit or loss	17,992	66,064
Derivatives	11,301	15,232
Other financial assets	30	16
31-180 days | Interest rates
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial assets	474,979	433,855
Financial assets at fair value through other comprehensive income	11,521	16,118
Financial liabilities	232,628	217,860
Cumulative difference	R$ 55,704	R$ 55,679
Ratio of cumulative difference to total interest-bearing assets	2.00%	2.20%
31-180 days | Interest rates | At amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	R$ 222,355	R$ 203,641
Deposits	90,880	90,133
Securities sold under repurchase agreements	31,537	21,378
Interbank market funds	96,811	87,015
Institutional market funds	2,747	5,057
Other financial liabilities	380	58
31-180 days | Interest rates | At fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At fair value through profit or loss	10,273	14,219
31-180 days | Interest rates | Financial liabilities at fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	10,199	14,179
Other financial liabilities	74	40
Difference assets / liabilities	242,351	215,995
31-180 days | Interest rates | Financial assets at amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	422,780	347,519
Interbank deposits	8,817	10,559
Securities purchased under agreements to resell	85,646	41,460
Securities	31,094	38,878
Loan and lease operations	297,223	256,622
31-180 days | Interest rates | Financial assets at fair value through other comprehensive income
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities	30,904	57,814
At fair value through profit or loss	40,678	70,218
Derivatives	9,750	12,321
Other financial assets	24	83
366-720 | Interest rates
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial assets	324,977	245,916
Financial assets at fair value through other comprehensive income	23,676	6,382
Financial liabilities	153,323	153,291
Cumulative difference	R$ 227,358	R$ 148,304
Ratio of cumulative difference to total interest-bearing assets	8.30%	5.80%
366-720 | Interest rates | At amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	R$ 146,134	R$ 137,520
Deposits	57,871	53,767
Securities sold under repurchase agreements	2,500	1,458
Interbank market funds	77,530	74,950
Institutional market funds	7,768	6,971
Other financial liabilities	465	374
366-720 | Interest rates | At fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At fair value through profit or loss	7,189	15,771
366-720 | Interest rates | Financial liabilities at fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	6,988	15,626
Structured notes		0
Other financial liabilities	201	145
Difference assets / liabilities	171,654	92,625
366-720 | Interest rates | Financial assets at amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	230,622	200,787
Interbank deposits	7,927	9,888
Securities purchased under agreements to resell	7,927
Securities	32,879	36,794
Loan and lease operations	181,889	154,105
366-720 | Interest rates | Financial assets at fair value through other comprehensive income
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities	60,564	24,538
At fair value through profit or loss	70,679	38,747
Derivatives	8,311	13,888
Other financial assets	1,804	321
1 to 5 years | Interest rates
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial assets	995,761	923,202
Financial assets at fair value through other comprehensive income	65,425	47,809
Financial liabilities	902,936	745,329
Cumulative difference	R$ 320,183	R$ 326,177
Ratio of cumulative difference to total interest-bearing assets	11.70%	12.70%
1 to 5 years | Interest rates | At amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	R$ 870,770	R$ 710,423
Deposits	567,747	503,422
Securities sold under repurchase agreements	35,140	5,279
Interbank market funds	199,063	148,059
Institutional market funds	65,385	50,500
Other financial liabilities	3,435	3,163
1 to 5 years | Interest rates | At fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At fair value through profit or loss	32,166	34,906
1 to 5 years | Interest rates | Financial liabilities at fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	32,049	34,756
Structured notes	0	12
Other financial liabilities	117	138
Difference assets / liabilities	92,825	177,873
1 to 5 years | Interest rates | Financial assets at amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	540,365	507,268
Interbank deposits	6,543	13,382
Securities purchased under agreements to resell	6,602
Securities	187,985	164,332
Loan and lease operations	339,235	329,554
1 to 5 years | Interest rates | Financial assets at fair value through other comprehensive income
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities	356,538	332,313
At fair value through profit or loss	389,971	368,125
Derivatives	32,421	35,285
Other financial assets	1,012	527
Over 5 years | Interest rates
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Financial assets	386,781	338,412
Financial assets at fair value through other comprehensive income	24,319	18,617
Financial liabilities	150,635	152,728
Cumulative difference	R$ 556,329	R$ 511,861
Ratio of cumulative difference to total interest-bearing assets	20.30%	20.00%
Over 5 years | Interest rates | At amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	R$ 140,225	R$ 142,153
Deposits	19,369	25,167
Securities sold under repurchase agreements	36,159	37,875
Interbank market funds	7,311	6,097
Institutional market funds	77,386	73,014
Over 5 years | Interest rates | At fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
At fair value through profit or loss	10,410	10,575
Over 5 years | Interest rates | Financial liabilities at fair value through profit or loss
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Derivatives	9,116	10,077
Structured notes	57	306
Other financial liabilities	1,237	192
Difference assets / liabilities	236,146	185,684
Over 5 years | Interest rates | Financial assets at amortized cost
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Total	176,532	208,755
Interbank deposits	7	14
Securities purchased under agreements to resell	456	677
Securities	65,905	70,938
Loan and lease operations	110,164	137,126
Over 5 years | Interest rates | Financial assets at fair value through other comprehensive income
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Securities	174,107	94,662
At fair value through profit or loss	185,930	111,040
Derivatives	11,601	15,713
Other financial assets	R$ 222	R$ 665